Investments (Securities Lending) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Securities Financing Transaction [Line Items]
Cash collateral on deposit from counterparties	$ 18,053	$ 21,635
Security collateral on deposit from counterparties	22	19
Reinvestment portfolio — estimated fair value	18,138	22,046
Amortized cost
Securities Financing Transaction [Line Items]
Securities loaned	16,257	19,099
Estimated fair value
Securities Financing Transaction [Line Items]
Securities loaned	$ 17,700	$ 21,185